Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2021
Business and Credit Concentrations
Amount due from Customers, Percent of Outstanding Accounts Receivable

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2021, and 2020.

Percentage of accounts receivable outstanding
December 31, 2021
Hunan Wujo Hi-Tech Materials Co., Ltd.	38.8%

Eternal Photo Electronic Materials (Guangzhou) Co., Ltd.	17.4%

Percentage of accounts receivable outstanding
December 31, 2020
Hunan Wujo Hi-Tech Materials Co., Ltd.	25.7%

Hunan Hori New Materials Co., Ltd.	24.8%

Percentage of Total Purchases from Vendors

The following are the vendors that supplied 10% or more of our raw materials for each of the years ended December 31, 2021, 2020, and 2019:

		Percentage of total purchases ()%
Supplier	Item	2021	2020	2019
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	53.9%	48.1%	58.3%
Hefei Lucky Technology Industry Co., LTD. Jiangyin Branch	PET resin and Additives	1.0%	6.2%	10.3%

Weifang Power Supply Company.	Electric power	8.4%	10.4%	8.3%